Balanced Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Investment Companies (96.1%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (37.6%)
iShares Core S&P 500 ETF	497,300	261,445
iShares Core S&P Mid-Cap ETF	296,750	18,025
iShares Core S&P Small-Cap ETF	174,500	19,286
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	44,998,126	77,352
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	17,730,614	77,022
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	54,829,297	72,375
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	25,305,224	85,025
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	55,824,014	86,583
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	8,956,771	21,631
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	12,364,188	24,456
SPDR Portfolio S&P 600 Small Cap ETF	108,600	4,674

Total		747,874

Fixed Income (48.4%)
iShares Core U.S. Aggregate Bond ETF	1,224,800	119,957
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	78,594,240	53,130
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	114,291,071	112,462
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	594,369,954	652,618

Investment Companies (96.1%)	Shares/ Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio £	23,532,136	24,215

Total		962,382

Foreign Equity (10.1%)
iShares Core MSCI EAFE ETF	627,200	46,551
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	6,063,015	5,748
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	44,391,265	72,446
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	37,014,430	76,435

Total		201,180

Total Investment Companies (Cost: $1,900,556)		1,911,436

Short-Term Investments (2.3%)
Investment Companies (2.3%)
JPMorgan Ultra-Short Income ETF	452,950	22,851
PIMCO Enhanced Short Maturity Active ETF	225,400	22,662

Total		45,513

Total Short-Term Investments (Cost: $46,000)		45,513

Total Investments (98.4%) (Cost: $1,946,556)@		1,956,949

Other Assets, Less Liabilities (1.6%)		32,516

Net Assets (100.0%)		1,989,465

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,946,556 and the net unrealized appreciation of investments based on that cost was $10,393 which is comprised of $136,909 aggregate gross unrealized appreciation and $126,516 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Balanced Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$1,911,436	$—	$ —
Short-Term Investments	45,513	—	—

Total Assets:	$1,956,949	$—	$ —

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended March 31, 2024 are as follows:

Portfolio	Value at 12/31/2023	Purchases	Sales	Value at 3/31/2024	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 3/31/2024

				(amount in thousands)

Domestic Equity	$84,676	$–	$14,150	$77,352	$6,111	$715	$–	$–	6.9%
Emerging Markets	5,669	–	–	5,748	79	–	–	–	0.6%
Focused Appreciation	84,064	–	16,860	77,022	11,191	(1,373)	–	–	5.6%
High Yield Bond	52,658	–	–	53,130	472	–	–	–	7.2%
International Equity	70,049	–	–	72,446	2,397	–	–	–	3.8%
International Growth	70,476	–	–	76,435	5,959	–	–	–	7.0%
Large Cap Blend	84,360	–	20,870	72,375	6,229	2,656	–	–	39.6%
Mid Cap Growth Stock	81,861	–	3,330	85,025	6,370	124	–	–	7.4%
Mid Cap Value	82,620	–	–	86,583	3,963	–	–	–	12.5%
Multi-Sector Bond	111,320	–	–	112,462	1,142	–	–	–	9.3%
Select Bond	656,184	–	–	652,618	(3,566)	–	–	–	22.5%
Short-Term Bond	24,026	–	–	24,215	189	–	–	–	6.3%
Small Cap Growth Stock	20,072	–	–	21,631	1,559	–	–	–	3.0%
Small Cap Value	23,628	–	–	24,456	828	–	–	–	4.2%

	$1,451,663	$–	$55,210	$1,441,498	$42,923	$2,122	$–	$–

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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